Staff costs (Tables)	12 Months Ended
Dec. 31, 2025
Staff costs
Schedule of staff costs

	2025	2024	2023*
Wages and salaries	322,237	243,629	176,815
Social charges and insurances	27,902	26,843	19,572
Value of share-based services (note 14)	6,848	17,544	29,921
Retirement benefit (note 20)	32,243	(45,425)	12,219
Total staff costs	389,230	242,591	238,527